Other non-financial Liabilities - Summary of Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities [Abstract]
Liabilities from wage taxes and social securities expenses	€ 761.8	€ 3.8
Liabilities to employees	50.6	30.2
Liabilities from share-based payment arrangements	36.2	20.6
Other	29.2	4.3
Total	877.8	58.9
Total current	860.8	46.1
Total non-current	€ 17.0	€ 12.8